Note 3 - Debt and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Marketable Securities [Table Text Block]
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
U.S. Treasury and other U.S. government agencies	$7,320	—	99	7,221
U.S. Government-sponsored enterprises (GSEs)	163,700	20	4,490	159,230
Mortgage-backed securities	465,588	2,726	6,537	461,777
Asset-backed securities	46,583	213	83	46,713
Corporate bonds	2,500	75	—	2,575
Obligations of states and political subdivisions	220,444	2,611	2,986	220,069
	$906,135	5,645	14,195	897,585
	Securities Available-For-Sale
	In Thousands
		Gross Unrealized	Gross Unrealized	Estimated Market
	Amortized Cost	Gains	Losses	Value
U.S. Government-sponsored enterprises (GSEs)	$125,712	328	135	125,905
Mortgage-backed securities	258,774	5,636	620	263,790
Asset-backed securities	36,394	582	19	36,957
Corporate bonds	2,500	100	—	2,600
Obligations of states and political subdivisions	147,462	4,229	400	151,291
	$570,842	10,875	1,174	580,543

Investments Classified by Contractual Maturity Date [Table Text Block]
	In Thousands
Securities Available-For-Sale	Amortized Cost	Estimated Market Value
Due in one year or less	$22	22
Due after one year through five years	57,492	57,441
Due after five years through ten years	240,922	235,883
Due after ten years	607,699	604,239
	$906,135	897,585

Schedule of Realized Gain (Loss) [Table Text Block]
	In Thousands
	2021	2020	2019
Gross proceeds	$39,652	54,870	37,325
Gross realized gains	$137	901	75
Gross realized losses	(109)	(19)	(343)
Net realized gains (losses)	$28	882	(268)

Schedule of Unrealized Loss on Investments [Table Text Block]
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2021	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Treasury and other U.S. government agencies	$7,221	$99	3	$—	$—	—	$7,221	$99
U.S. Government-sponsored enterprises (GSEs)	110,981	2,466	33	45,725	2,024	19	156,706	4,490
Mortgage-backed securities	317,211	4,644	96	54,692	1,893	33	371,903	6,537
Asset-backed securities	17,945	67	9	484	16	1	18,429	83
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	83,510	1,460	74	36,225	1,526	32	119,735	2,986
	$536,868	$8,736	215	$137,126	$5,459	85	$673,994	$14,195
	In Thousands, Except Number of Securities
	Less than 12 Months			12 Months or More			Total
			Number of			Number of
		Unrealized	Securities		Unrealized	Securities		Unrealized
2020	Fair Value	Losses	Included	Fair Value	Losses	Included	Fair Value	Losses
Available-for-Sale Securities:
Debt securities:
U.S. Government-sponsored enterprises (GSEs)	$ 47,991	$ 135	18	$ —	$ —	—	$ 47,991	$ 135
Mortgage-backed securities	78,381	573	29	6,776	47	12	85,157	620
Asset-backed securities	4,950	19	3	—	—	—	4,950	19
Corporate bonds	—	—	—	—	—	—	—	—
Obligations of states and political subdivisions	44,061	394	33	689	6	1	44,750	400
	$ 175,383	$ 1,121	83	$ 7,465	$ 53	13	$ 182,848	$ 1,174